Interim Condensed Consolidated Statements of Cash Flows (Unaudited)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 HKD ($)
Operating activities
Net loss	$ (638,000)	$ (5,003,000)	$ (3,826,000)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	19,000	149,000	269,000
Change in operating assets and liabilities:
Change in accounts receivable	(338,000)	(2,651,000)	7,147,000
Change in inventories	(63,000)	(494,000)	1,977,000
Change in prepaid expenses and other current assets	9,000	69,000	242,000
Change in accounts payable	29,000	227,000	(1,807,000)
Change in other payables and accrued liabilities	(8,000)	(59,000)	(723,000)
Net cash provided by (used in) operating activities	(990,000)	(7,762,000)	3,279,000
Investing activities
Purchase of property, plant and equipment	(49,000)	(384,000)	(47,000)
Net cash used in investing activities	(49,000)	(384,000)	(47,000)
Financing activities
Repayment of bank loan	(383,000)	(3,000,000)
Proceeds from bank loans	1,020,000	8,000,000
Advances from (to) related parties	9,000	69,000	(2,676,000)
Net cash (used in) provided by financing activities	646,000	5,069,000	(2,676,000)
Net increase (decrease) in cash	(393,000)	(3,077,000)	556,000
Effect on exchange rate change on cash	58,000	449,000	228,000
Cash as of beginning of the period	2,428,000	19,041,000	27,476,000
Cash as of the end of the period	2,093,000	16,413,000	28,260,000
Supplementary Cash Flows Information
Cash paid for interest	33,000	262,000	479,000
Cash paid for taxes			$ 5,000